Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions [Abstract]
Related party transactions
23. Related party transactions

Compensation of key management personnel of the Group

At December 31, 2020 the key management personnel of the Group were made up of two key personnel, the executive director, Joe Wiley and the Chief Financial Officer and Chief Operating Officer, Rory Nealon. Rory Nealon was an executive director of the Company in 2018 and resigned from this position on September 24, 2019.

Compensation for the years ended December 31, 2020 and December 31, 2019 of these personnel is detailed below:

	December 31,
	2020	2019
	US$’000	US$’000
Short-term employee benefits	1,409	1,049
Performance related bonus	1,122	1,286
Post-employment benefits	119	86
Share-based compensation benefits	2,895	510
Total compensation	5,545	2,931

Shares purchased by directors

The Chairman, Ray Stafford, purchased 918,273 and 300,100 Amryt ordinary shares as part of the interim fundraise in August 2019 and in March 2021, respectively. The executive director, Joe Wiley purchased 7,999 shares on the open market in January 2020.

Agreements with principal shareholders

Long term loan

On September 24, 2019, the Group entered into a long term loan. Proceeds from the long term loan were used to refinance Aegerion’s existing secured bridge loan in the principal amount of approximately US$50,000,000 (in principal) held by certain funds managed by Athyrium Capital Management, LP and Highbridge Capital Management, LLC, respectively. Further information on the terms of the long term loan is included in Note 19, Long term loan, of these financial statements.

Convertible notes

On September 24, 2019, the Company issued US$125,000,000 aggregate principal amount of convertible notes due 2025 to certain creditors of Aegerion. The convertible notes bear interest at a rate of 5% per annum, payable in cash semi-annually. The convertible notes will mature approximately five and a half years after issuance, unless earlier repurchased, redeemed or converted. Further information on the terms of the convertible notes is included in Note 20, Convertible notes, of these financial statements.

Zero Cost Warrants

The Company agreed, for certain Aegerion creditors who wished to restrict their percentage share interest in Amryt’s issued share capital, to issue to the relevant Aegerion creditor, as an alternative to Amryt ordinary shares, an equivalent number of new zero cost warrants to subscribe for Amryt ordinary shares to be constituted on the terms of the zero cost warrant. The relevant Aegerion creditors are entitled at any time to exercise the zero cost warrants, at which point in time the Company would issue to that Aegerion creditor the relevant number of fully paid ordinary shares in return for the exercise of the zero cost warrants.

On September 24, 2019, certain of Aegerion’s creditors elected to receive 8,065,000 zero cost warrants to subscribe for Amryt ordinary shares as consideration for the acquisition. Separately 5,911,722 warrants were issued to investors in connection with the US$60,000,000 equity raise.

On November 14, 2019, the Company repurchased a combined 4,864,656 ordinary shares from Highbridge Tactical Master Fund L.P., Highbridge SCF Special Situations SPV, L.P. and Nineteen77 Global Multi Strategy Alpha Master Limited. In exchange for the ordinary shares, these institutions were issued an equivalent number of zero cost warrants. Each warrant entitles the holder to subscribe for one ordinary share at zero cost. These ordinary shares are now held as treasury shares. On December 19, 2019, Highbridge MSF International Ltd exercised 1,645,105 zero cost warrants in exchange for 1,645,105 ordinary shares.

In July 2020, Highbridge Tactical Master Fund L.P. exercised 4,000,000 zero cost warrants in exchange for 4,000,000 ordinary shares. In September 2020, Nineteen77 Global Multi Strategy Alpha Master Limited exercised 4,229,753 zero cost warrants in exchange for 4,229,753 ordinary shares.